DIRECTORS LOAN (Details Narrative) - CAD ($)		1 Months Ended	12 Months Ended
	Dec. 13, 2021	Jun. 15, 2023	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2019
DIRECTORS LOAN
Interest rate		12.00%	10.00%
Short term loan		$ 250,000
Principal balance			$ 648,005	$ 644,642	$ 570,000	$ 1,000,000
Interest paid	$ 160,000
Loan bonus share issued, share			16,000,000
Loan bonus share expiration			five years
Exercise price			$ 0.05
Loan Amendment Agreement			$ 100,000
Loan			$ 1,176,470
Bonus warrant exercise price			$ 0.085